Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents
Schedule of cash and cash equivalents

	December 31,
	2022	2021	2020

	(Euro, in thousands)
Cash at banks	€458,117	€1,225,860	€1,239,993
Term deposits	50,000	1,007,508	895,194
Cash and cash equivalents from continuing operations	508,117	2,233,368	2,135,187
Cash and cash equivalents included in assets classified as held for sale	—	—	7,884
Total cash and cash equivalents	€508,117	€2,233,368	€2,143,071